Goodwill And Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended										6 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Definite-Lived Intangible Assets [Member]	Dec. 31, 2011 Definite-Lived Intangible Assets [Member]	Dec. 31, 2010 Definite-Lived Intangible Assets [Member]	Dec. 31, 2012 Definite-Lived Intangible Assets [Member] Maximum [Member]	Dec. 31, 2011 Definite-Lived Intangible Assets [Member] Minimum [Member]	Jun. 30, 2012 Beru Spark Plug Business [Member]	Dec. 31, 2012 Two Thousand And Seven Adjustment [Member]	Dec. 31, 2012 Two Thousand And Seven Adjustment [Member] Maximum [Member]	Sep. 30, 2012 Business Reporting Unit [Member]	Mar. 31, 2012 Property, Plant And Equipment [Member]	Dec. 31, 2011 Goodwill [Member]	Sep. 30, 2012 Trademarks And Brand Names [Member]	Jun. 30, 2012 Trademarks And Brand Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Increase of alleged defective products liability				$ 37											$ 36
Goodwill impairment	91		259	96	259	7										1	3			33
Net of acquired cash				52	8	39								52
Definite lived intangible assets associated with acquisition														22
Indefinite lived intangible assets associated with acquisition														1
Allocated goodwill																	3
Adjustment to goodwill for improperly valued property, plant and equipment																		8
Tax adjustments					19														19
Adjustment in impairment charges		1
Indefinite-lived Intangible Assets, Impairment Losses				141	296																13
Amortization expense				$ 49	$ 48	$ 49			$ 49	$ 48	$ 49
Useful lives of intangible assets							16 years	1 year				14 years	10 years